OPERATING SEGMENTS - Revenue and operating loss per segments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING SEGMENTS
Total revenue	$ 14,383	$ 11,013
Operating loss	(9,195)	(10,048)
Subscriptions
OPERATING SEGMENTS
Total revenue	8,805	6,875
SaaS-related professional services
OPERATING SEGMENTS
Total revenue	822	266
Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	4,756	3,872
Operating segments | Solutions
OPERATING SEGMENTS
Total revenue	9,627	7,141
Operating loss	(2,385)	(455)
Operating segments | Solutions | Subscriptions
OPERATING SEGMENTS
Total revenue	8,805	6,875
Operating segments | Solutions | SaaS-related professional services
OPERATING SEGMENTS
Total revenue	822	266
Operating segments | Platform
OPERATING SEGMENTS
Total revenue	4,756	3,872
Operating loss	(3,430)	(5,990)
Operating segments | Platform | Transactional Platforms fees
OPERATING SEGMENTS
Total revenue	4,756	3,872
Unallocated
OPERATING SEGMENTS
Operating loss	$ (3,380)	$ (3,603)